COMMITMENTS AND CONTINGENCIES (Bank Guarantee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Inventory and related costs write off charge	$ 498	$ 346	$ 187
Costs of revenue	8,982	4,326	8,693
Selling and marketing, net expenses	8,528	$ 7,834	7,295
Termination letter [Member]
Guarantor Obligations [Line Items]
Inventory and related costs write off charge			1,815
Costs of revenue			1,639
Selling and marketing, net expenses			$ 176
Guarantee expiring April 30, 2017 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	32
Guarantee expiring December 12, 2017 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 76